SHARE CAPITAL, Stock Options (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 CAD ($) shares $ / shares	Sep. 30, 2020 CAD ($)	Sep. 30, 2021 CAD ($) shares $ / shares	Sep. 30, 2020 CAD ($) shares $ / shares	Dec. 31, 2020 shares $ / shares
Weighted Average Exercise Price [Roll Forward]
Share-based payments expense | $	$ 0	$ 34,827	$ 263,672	$ 192,514
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate			0.12%
Expected dividend yield			0.00%		0.00%
Bottom of Range [Member]
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate					0.10%
Expected volatility			97.00%		60.00%
Top of Range [Member]
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate					0.34%
Expected volatility			140.00%		101.00%
Stock Options [Member]
Stock Options [Abstract]
Maximum percentage of common shares reserved for issuance			20.00%
Option permitted for holder to purchase shares at stated exercise price (in shares)			1
Number of Options [Roll Forward]
Beginning balance (in shares)			9,800,000	10,374,000	10,374,000
Granted (in shares)			2,500,000		6,725,000
Exercised (in shares)			(100,000)		(2,000,000)
Expired (in shares)					(200,000)
Forfeited/cancelled (in shares)			(1,025,000)		(5,099,000)
Ending balance (in shares)	11,175,000		11,175,000		9,800,000
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share) | $ / shares			$ 0.15	$ 0.22	$ 0.22
Granted (in dollars per share) | $ / shares			0.14		0.09
Exercised (in dollars per share) | $ / shares			0.09		0.09
Expired (in dollars per share) | $ / shares					0.17
Forfeited/cancelled (in dollars per share) | $ / shares			0.16		0.20
Ending balance (in dollars per share) | $ / shares	$ 0.15		$ 0.15		0.15
Contributed surplus to share capital reallocated | $	$ 6,965	$ 72,218	$ 6,965	$ 72,218
Fair values options using Black-Scholes option pricing model [Abstract]
Weighted average fair value of options granted (in dollars per share) | $ / shares			$ 0.11		$ 0.06
Estimated life			5 years
Expected dividend yield			0.00%		0.00%
Stock Options [Member] | Directors, Officers and Consultants [Member]
Number of Options [Roll Forward]
Granted (in shares)			2,500,000
Stock Options [Member] | Bottom of Range [Member]
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate			0.44%		0.44%
Estimated life					1 year
Expected volatility			102.00%		106.00%
Stock Options [Member] | Top of Range [Member]
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate			0.90%		1.51%
Estimated life					5 years
Expected volatility			107.00%		119.00%